Related Party Transactions (FY)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions	Note 11—Related Party Transactions There were no related party transactions requiring disclosure during the year ended December 31, 2022 and 2021.